Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of Transactions Between Related Parties

Related Party	Relationship with Gogoro
Nan Shan General Insurance Co., Ltd.	Related party in substance
Nan Shan Life Insurance Co., Ltd.	Related party in substance
Yin Shu-Tien Medical Foundation	Related party in substance
Ruentex Construction International Co., Ltd.	Related party in substance
Ruentex Pai Yi Co., Ltd.	Related party in substance
Ruentex Development Co., Ltd.	Related party in substance
RT-Mart International Co., Ltd.	Related party in substance
Animoca Capital HK Advisor Limited	Related party in substance
Gogoro Philippines Inc.	Associate
Compensation of key management personnel

	For the Year Ended December 31
	2023	2022	2021
Share-based payments	$11,438	$13,507	$1,290
Short-term employee benefits	2,943	2,625	2,695
Post-employment benefits	17	14	18
	$14,398	$16,146	$4,003